Other liabilities	12 Months Ended
Dec. 31, 2023
Other liabilities
Other liabilities

Note 19. Other liabilities

Skr mn	Dec 31, 2023	Dec 31, 2022
Liability against the State for CIRR-loans and concessionary loans	3,641	8,509
Cash payables, debt purchases	176	982
Other	455	751
Total	4,272	10,242